Commitments (Details) oz in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2020 oz
Commitments [Line Items]
Capital purchases commitments	$ 36.1	$ 44.0
Royalties	10.2	17.4
Royal Gold [Member]
Commitments [Line Items]
Extraordinary mining duty tax	1.3	1.0
Island Gold [Member]
Commitments [Line Items]
Royalties	5.2	9.9
Production Royalty [Member] | Royal Gold [Member]
Commitments [Line Items]
Quantity of production subject to royalty | oz			2
Royalties		2.1
Net Smelter Royalty [Member] | AuRico Metals [Member]
Commitments [Line Items]
Royalties	$ 3.3	4.0
Royalty rate	1.50%
Net Smelter Royalty [Member] | Island Gold [Member]
Commitments [Line Items]
Royalty rate	2.20%
Net Smelter Royalty [Member] | Third Party [Member]
Commitments [Line Items]
Royalty rate	2.00%
Other Royalties [Member] | AuRico Metals [Member]
Commitments [Line Items]
Royalties	$ 0.4	$ 0.4